10 Inventories (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
InventoriesLineItems [Line Items]
Inventories, net	R$ 3,739	R$ 5,190
Unrealized commercial agreements [member]
InventoriesLineItems [Line Items]
Inventories, net	R$ 444	R$ 254